LONG-TERM DEBT (Schedule of Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Accumulated depreciation of capital leased assets	$ (541)	$ (397)
Capital leased assets, net	620	764
Machinery and equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	746	746
Vehicles and Trailers [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	84	84
Computer Equipment and Software [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	240	240
Furniture and Office Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 91	$ 91